Note 5 - Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

Property, plant and equipment is comprised of the following (in thousands):

	As of:
	March 31,	March 31,
	2025	2024
Land and land improvements	$52,339	$49,627
Buildings and improvements	238,709	236,141
Machinery and equipment	502,223	457,433
Office equipment, furniture, vehicles and computer software	15,604	14,971
Construction in progress	16,177	14,450
Property, plant and equipment, cost	825,052	772,622
Less: accumulated depreciation	(500,284)	(467,606)
Property, plant and equipment, net	$324,768	$305,016

Depreciation expense totaled $40.1 million, $36.8 million, and $33.9 million for fiscal years 2025, 2024, and 2023, respectively.